Operating Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 2,889
2020	3,474
2021	2,969
2022	3,033
2023	3,097
Thereafter	13,424
Total future minimum lease payments	$ 28,886